Reclassification (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Reclassification

12.	RECLASSIFICATION

The Condensed Consolidated Statement of Cash Flows for the period from February 27, 2017 to December 31, 2017 was restated to reflect a reclassification of approximately $2.1 million of cash flow from “Net cash generated from operating activities” to “Net cash generated from financing activities” related to restricted investment activity. “Deposit for shares to be issued” amounting $2.1 million has been separately identified and classified in the Consolidated Balance Sheet as of December 31, 2017 for the purpose of the clarified account name.